Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss) for the year	$ (82,470)	$ (197,994)
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold bullion	(324)	(6,945)
Change in unrealized (gains) losses on gold bullion	60,006	184,975
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	104	(146)
Net cash provided by (used in) operating activities	(22,684)	(20,110)
Cash flows from investing activities
Purchases of gold bullion	(806,723)	(324,190)
Sales of gold bullion	2,177
Net cash provided by (used in) in investing activities	(804,546)	(324,190)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	822,541	348,196
Payments on redemption of Units (note 7)	(185)	(414)
Underwriting commissions and issue expenses	(1,814)	(905)
Net cash provided by (used in) financing activities	820,542	346,877
Net increase (decrease) in cash during the year	(6,688)	2,577
Cash at beginning of year	6,982	4,405
Cash at end of year	$ 294	$ 6,982